Receivables from Customers	6 Months Ended
Sep. 30, 2025
Receivables from Customers [Abstract]
Receivables from customers

3. Receivables from customers

As of September 30, 2025 and March 31, 2025, receivables from customers consisted of the following:

	As of
	September 30, 2025	March 31, 2025
Receivable due from trading solution services	$3,347,115	$3,087,114
Less: allowance for expected credit loss on receivables from customers	(2,590,291)	(2,590,291)
	$756,824	$496,823

As of September 30, 2025 and March 31, 2025, the Company assessed the collection from the customers and recorded allowance for expected loss of $2,590,291 and $2,590,291 against receivables from customers, respectively.